Provisions for employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Provisions for employee benefits
Schedule of provision for employee benefits

(€ million)	December 31, 2019	December 31, 2018
Italian defined benefit plans	269	275
Foreign defined benefit plans	412	385
FISDE, foreign medical plans and other	177	148
Defined benefit plans	858	808
Other benefit plans	278	309
Provision for employee benefits	1,136	1,117

Schedule of present value of employee benefits, estimated by applying actuarial techniques

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	2019						2018
			FISDE,						FISDE,
			foreign						foreign
	Italian	Foreign	medical				Italian	Foreign	medical
	defined	defined	plans	Defined	Other		defined	defined	plans	Defined	Other
	benefit	benefit	and	benefit	benefit		benefit	benefit	and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total	plans	plans	other	plans	plans	Total
Present value of benefit liabilities at beginning of year	275	925	148	1,348	309	1,657	284	997	135	1,416	194	1,610
Current cost		19	2	21	55	76		27	2	29	42	71
Interest cost	4	37	3	44	1	45	4	31	2	37	1	38
Remeasurements:	5	41	24	70	1	71	1	(25)	13	(11)	30	19
- actuarial (gains) losses due to changes in financial assumptions	7	50	3	60	1	61		(31)	1	(30)	29	(1)
- experience (gains) losses	(2)	(9)	21	10		10	1	6	12	19	1	20
Past service cost and (gains) losses settlements		1	8	9	(2)	7		2	1	3	115	118
Plan contributions:		1		1		1		1		1		1
- employee contributions		1		1		1		1		1		1
Benefits paid	(15)	(28)	(9)	(52)	(88)	(140)	(15)	(35)	(9)	(59)	(74)	(133)
Reclassification to liabilities directly associated with asset held for sale								(8)		(8)		(8)
Changes in the scope of consolidation								(90)		(90)	(2)	(92)
Currency translation differences and other changes		48	1	49	2	51	1	25	4	30	3	33
Present value of benefit liabilities at end of year (a)	269	1,044	177	1,490	278	1,768	275	925	148	1,348	309	1,657
Plan assets at beginning of year		545		545		545		588		588		588
Interest income		20		20		20		17		17		17
Return on plan assets		23		23		23		(21)		(21)		(21)
Plan contributions:		14		14		14		25		25		25
- employee contributions		1		1		1		1		1		1
- employer contributions		13		13		13		24		24		24
Benefits paid		(19)		(19)		(19)		(26)		(26)		(26)
Changes in the scope of consolidation								(64)		(64)		(64)
Currency translation differences and other changes		49		49		49		26		26		26
Plan assets at end of year (b)		632		632		632		545		545		545
Asset ceiling at beginning of year		5		5		5
Change in asset ceiling		(5)		(5)		(5)		5		5		5
Asset ceiling at end of year (c)								5		5		5
Net liability recognized at end of year (a-b+c)	269	412	177	858	278	1,136	275	385	148	808	309	1,117

Schedule of costs charged to profit and loss account and other comprehensive income

Costs charged to the profit and loss account consisted of the following:

			FISDE,
	Italian	Foreign	foreign
	defined	defined	medical	Defined	Other
	benefit	benefit	plans and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total
2019
Current cost		19	2	21	55	76
Past service cost and (gains) losses on settlements		1	8	9	(2)	7
Interest cost (income), net:
- interest cost on liabilities	4	37	3	44	1	45
- interest income on plan assets		(20)		(20)		(20)
Total interest cost (income), net	4	17	3	24	1	25
- of which recognized in “Payroll and related cost”					1	1
- of which recognized in “Financial income (expense)”	4	17	3	24		24
Remeasurements for long-term plans					1	1
Total	4	37	13	54	55	109
- of which recognized in “Payroll and related cost”		20	10	30	55	85
- of which recognized in “Financial income (expense)”	4	17	3	24		24
2018
Current cost		27	2	29	42	71
Past service cost and (gains) losses on settlements		2	1	3	115	118
Interest cost (income), net:
- interest cost on liabilities	4	31	2	37	1	38
- interest income on plan assets		(17)		(17)		(17)
Total interest cost (income), net	4	14	2	20	1	21
- of which recognized in “Payroll and related cost”					1	1
- of which recognized in “Financial income (expense)”	4	14	2	20		20
Remeasurements for long-term plans					30	30
Total	4	43	5	52	188	240
- of which recognized in “Payroll and related cost”		29	3	32	188	220
- of which recognized in “Financial income (expense)”	4	14	2	20		20

Costs of defined benefit plans recognized in other comprehensive income consisted of the following:

	2019				2018
			FISDE,				FISDE,
	Italian		foreign		Italian	Foreign	foreign
	defined	Foreign	medical		defined	defined	medical
	benefit	defined	plans and		benefit	benefit	plans and
(€ million)	plans	benefit plans	other	Total	plans	plans	other	Total
Remeasurements
Actuarial (gains)/losses due to changes in financial assumptions	7	50	3	60		(31)	1	(30)
Experience (gains) losses	(2)	(9)	21	10	1	6	12	19
Return on plan assets		(23)		(23)		21		21
Change in asset ceiling		(5)		(5)		5		5
	5	13	24	42	1	1	13	15

Schedule of plan assets

Plan assets consisted of the following:

							Assets
	Cash and						held by
	cash	Equity	Debt	Real		Investment	insurance
(€ million)	equivalents	securities	securities	estate	Derivatives	funds	company	Other	Total
December 31, 2019
Plan assets with a quoted market price	32	39	388	7	2	79	17	65	629
Plan assets without a quoted market price							3		3
	32	39	388	7	2	79	20	65	632
December 31, 2018
Plan assets with a quoted market price	115	37	238	6	2	56	18	70	542
Plan assets without a quoted market price							3		3
	115	37	238	6	2	56	21	70	545

Schedule of actuarial assumptions used in measurement of defined benefit liabilities and estimated cost

				FISDE, foreign	Other
		Italian defined	Foreign defined	medical plans	benefit
		benefit plans	benefit plans	and other	plans
2019
Discount rate	(%)	0.7	0.0 - 13.7	0.7	0.0 - 0.7
Rate of compensation increase	(%)	1.7	1.3 - 12.5
Rate of price inflation	(%)	0.7	0.8 - 11.3	0.7	0.7
Life expectations on retirement at age 65	(years)		13 - 25	24
2018
Discount rate	(%)	1.5	0.8 ‑ 18.0	1.5	0.2 ‑ 1.5
Rate of compensation increase	(%)	2.5	1.5 ‑ 16.5
Rate of price inflation	(%)	1.5	0.8 ‑ 16.0	1.5	1.5
Life expectations on retirement at age 65	(years)		13 ‑ 25	24.0

Schedule of analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

Foreign
		Euro	Rest		Other	defined
		area	of Europe	Africa	areas	benefit plans
2019
Discount rate	(%)	0.8 - 1.0	0.0 - 2.0	2.6 - 13.7	7.3- 11.3	0.0 - 13.7
Rate of compensation increase	(%)	1.3 - 3.0	2.5 - 3.6	2.0 - 12.5	10.0 - 11.3	1.3 - 12.5
Rate of price inflation	(%)	1.3 - 2.0	0.8 - 3.1	2.6 - 11.3	3.3 - 5.0	0.8 - 11.3
Life expectations on retirement at age 65	(years)	21 - 22	24 - 25	13 - 17		13 - 25
2018
Discount rate	(%)	1.5 - 1.9	0.8 ‑ 2.9	3.7 ‑ 18.0	8.0 ‑ 13.3	0.8 ‑ 18.0
Rate of compensation increase	(%)	1.5 ‑ 3.0	2.5 ‑ 3.8	5.0 ‑ 16.5	10.0 ‑ 13.3	1.5 ‑ 16.5
Rate of price inflation	(%)	1.5 ‑ 2.0	0.8 ‑ 3.3	3.7 ‑ 16.0	3.5 ‑ 5.0	0.8 ‑ 16.0
Life expectations on retirement at age 65	(years)	21 ‑ 22	23 ‑ 25	13 ‑ 17		13 ‑ 25

Schedule of effect of possible changes in actuarial assumptions

						Rate of
			Rate	Rate of	Healthcare	increases to
			of price	increases in	cost	pensions in
	Discount rate		inflation	pensionable salaries	trend rate	payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2019
Italian defined benefit plans	(12)	13	8
Foreign defined benefit plans	(67)	77	31	18		34
FISDE, foreign medical plans and other	(9)	10			10
Other benefit plans	(4)	1	1
December 31, 2018
Italian defined benefit plans	(12)	13	8
Foreign defined benefit plans	(58)	65	23	15		18
FISDE, foreign medical plans and other	(7)	8			6
Other benefit plans	(5)	3	1

Schedule of analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration

The following is an analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration:

		Foreign	FISDE, foreign
	Italian defined	defined benefit	medical plans	Other benefit
(€ million)	benefit plans	plans	and other	plans
December 31, 2019
2020	17	33	9	73
2021	16	35	8	68
2022	12	32	7	61
2023	10	39	7	17
2024	15	49	7	14
2025 and thereafter	199	224	139	45
Weighted average duration (years)	9.4	18.1	13.3	3.0
December 31, 2018
2019	15	54	9	81
2020	16	56	7	72
2021	18	63	6	67
2022	14	64	6	20
2023	11	74	6	17
2024 and thereafter	201	74	114	57
Weighted average duration (years)	10.1	17.4	12.8	2.6